RELATED PARTY TRANSACTIONS - Promissory Note (Details) - USD ($)		12 Months Ended
	Apr. 25, 2023	Dec. 31, 2024	Dec. 31, 2023	Feb. 08, 2023	Mar. 19, 2021
Related Party Transaction [Line Items]
Repayments of promissory note		$ 0	$ 366,781
Promissory Note
Related Party Transaction [Line Items]
Debt instrument face amount				$ 400,000	$ 300,000
Repayments of promissory note	$ 366,781